Consolidated Statements of Cash Flows	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Cash flows from operating activities
Profit before income tax	$ 19,098	$ 24,929	$ 2,023,322	$ 821,266
Adjustments for:
Fair value changes on financial assets at fair value through profit or loss	(14,063)	(18,358)	(7,280)	(5,247)
Unrealized foreign exchange difference	18,586	24,265	(413)	3,716
Depreciation of property, plant and equipment	65,638	85,684	102,990	118,896
Gain on disposal of plant and equipment	(2,015)	(2,631)
Insurance premium charged to profit or loss			64,412
Finance costs	69,492	90,715	68,167	47,363
Allowance for expected credit losses for trade and other receivables and contract assets	3,897	5,087	89,367	172,821
Reversal of onerous losses recognized on construction projects			(130,343)	(1,837,483)
Operating cash flows before working capital changes	160,633	209,691	2,210,222	(678,668)
Changes in working capital:
Contract assets	(604,118)	(788,615)	(848,332)	635,037
Trade and other receivables	262,383	342,515	2,103,078	700,616
Trade and other payables	(152,569)	(199,163)	(2,295,686)	2,906,525
Contract liabilities	(328,370)	(428,654)	(497,620)	(2,567,382)
Cash generated from/(used in) operations	(662,041)	(864,226)	671,662	996,128
Income tax paid	(47,353)	(61,815)	(61,845)
Net cash generated from/(used in) operating activities	(709,394)	(926,041)	609,817	996,128
Cash flows from investing activities
Payment of initial public offering costs	(334,985)	(437,290)
Purchase of property, plant and equipment	(14,917)	(19,472)	(31,381)	(15,548)
Proceeds from disposal of plant and equipment	3,064	4,000
Purchase of keyman life’s insurance			(92,177)
Net cash used in investing activities	(346,838)	(452,762)	(123,558)	(15,548)
Cash flows from financing activities
Repayment of bank borrowings	(418,922)	(546,861)	(399,174)	(556,654)
Proceeds from bank borrowings	905,139	1,181,568	400,000
Repayment of lease liabilities	(28,027)	(36,587)	(31,906)	(86,879)
Proceeds from issuance of ordinary shares in a subsidiary under common control	153,210	200,000	250,000	350,000
Amount due to a director	361,662	472,113
Dividend paid	(766,049)	(1,000,000)	(450,000)	(250,000)
Net cash (used in)/generated from financing activities	207,013	270,233	(231,080)	(543,533)
Net change in cash and cash equivalents	(849,219)	(1,108,570)	255,179	437,047
Cash and cash equivalents at beginning of year	1,431,332	1,868,461	1,613,282	1,176,235
Cash and cash equivalents at end of year	$ 582,113	$ 759,891	$ 1,868,461	$ 1,613,282